Note 5 - Other Assets (Tables)	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2022	2021	2021

Accounts receivable	$3,750	$2,643	$1,044
Prepaid expenses and other	16,186	12,699	10,431
Property and equipment	6,872	7,075	7,462
Right-of-use assets	4,470	4,817	5,164
Deferred income tax asset	2,315	2,931	2,941
Investment	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	3,413	3,641	3,804

	$43,713	$40,513	$37,553